Note 7 - Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Jan. 31, 2019	Oct. 31, 2017
Gross carrying value	$ 63,548,396		$ 61,553,189
Accumulated amortization	(27,119,378)	$ 4,871,000	(19,519,001)
Net carrying amount	$ 36,429,018	168,928,000	42,034,188
Customer Relationships [Member]
Useful life (Year)	15 years
Gross carrying value	$ 47,641,338	168,700,000	45,521,514
Accumulated amortization	(23,092,905)	4,793,000	(16,770,766)
Net carrying amount	24,548,433	163,906,000	28,750,748
Trade Names [Member]
Gross carrying value	15,412,058	5,100,000	15,546,675
Accumulated amortization	(3,540,083)	78,000	(2,401,152)
Net carrying amount	$ 11,871,975	5,022,000	13,145,523
Trade Names [Member] | Minimum [Member]
Useful life (Year)	15 years
Trade Names [Member] | Maximum [Member]
Useful life (Year)	20 years
Noncompete Agreements [Member]
Useful life (Year)	3 years
Gross carrying value	$ 495,000		485,000
Accumulated amortization	(486,390)		(347,083)
Net carrying amount	$ 8,610		$ 137,917